REPURCHASE OF ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
REPURCHASE OF ORDINARY SHARES
REPURCHASE OF ORDINARY SHARES

22.                               REPURCHASE OF ORDINARY SHARES

As of December 31, 2011, the Company had repurchased 1,641,311 ADSs amounting to RMB 63,631,000 under the 2011 Share Repurchase Plan. As of December 31, 2012, the Company had repurchased 319,827 ADSs amounting to RMB 9,470,000 (US$1,520,000) under the 2012 Share Repurchase Plan.